Computer Software - Schedule of Changes in Computer Software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 908
Balance at end of year	900	$ 908
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions	309	96
Disposals of businesses	(18)	(12,629)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	(449)	(400)
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,183	6,710
Acquisitions	82	25
Removed from service	(66)	(141)
Disposals of businesses	(144)	(3,096)
Translation and other, net	6	(26)
Balance at end of year	4,464	4,183
Computer software [member] | Gross carrying amount [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Additions	388	674
Computer software [member] | Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Additions	15	37
Computer software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(3,275)	(5,252)
Removed from service	66	141
Disposals of businesses	94	2,246
Translation and other, net	0	20
Balance at end of year	(3,564)	(3,275)
Computer software [member] | Accumulated Amortization [Member] | Continuing Operations [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	(449)	(400)
Computer software [member] | Accumulated Amortization [Member] | Discontinued operations [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	$ 0	$ (30)